Commitments and Contingencies - Operating Lease Right-of-use Assets and Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Operating leases right-of-use assets	$ 7.3	$ 26.8
Operating lease, right-of-use asset, statement of financial position	Other assets	Other assets
Operating lease liabilities	$ 8.0	$ 28.5
Operating lease, liability, statement of financial position	Other liabilities	Other liabilities
Weighted-average remaining lease term (years)	6 years 7 months 6 days	9 years 1 month 6 days
Weight-average discount rate	10.90%	7.80%